Leases - Summary of future minimum lease payments under non-cancellable operating lease agreements (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	¥ 16,227,289
2025	6,034,549
2026 and thereafter	2,456,764
Total undiscounted cash flows	24,718,602
Less: imputed interest	3,250,068
Total	21,468,534		¥ 47,050,737
Lease liabilities due within one year	14,767,840	$ 2,080,007	27,479,158
Lease liabilities	¥ 6,700,694	$ 943,773	¥ 19,571,579